UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2006                                                        (Unaudited)


                                                                        Value
                                                         Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK (84.0%)

BANKS (7.5%)
   First Horizon National............................   156,400     $      6,553
   Great Lakes Bancorp*..............................    94,900            1,333
   North Fork Bancorporation.........................   212,550            6,022
   TF Financial......................................    32,000              870
   US Bancorp........................................    65,000            2,080
   Washington Mutual.................................   110,396            4,935
                                                                    ------------
                                                                          21,793
                                                                    ------------
ENERGY (5.9%)
   Mariner Energy*...................................   314,400            5,662
   Nabors Industries Ltd.*...........................   243,600            8,604
   PetroChina Ltd. #................................. 2,522,000            2,859
                                                                    ------------
                                                                          17,125
                                                                    ------------
FINANCIAL SERVICES (5.7%)
   Leucadia National.................................   262,410            7,224
   Marsh & McLennan..................................   125,100            3,382
   Phoenix...........................................   260,000            3,536
   UnumProvident.....................................   138,700            2,251
                                                                    ------------
                                                                          16,393
                                                                    ------------
FOOD (1.7%)
   Nestle ADR........................................    60,000            4,912
                                                                    ------------
HEALTH CARE (9.6%)
   Abbott Laboratories...............................   104,100            4,973
   Baxter International..............................   180,400            7,577
   Boston Scientific*................................   237,400            4,038
   Community Health Systems*.........................    85,000            3,082
   Pfizer............................................   314,740            8,180
                                                                    ------------
                                                                          27,850
                                                                    ------------
HEALTH CARE SERVICES (2.5%)
   IMS Health........................................    39,426            1,082
   UnitedHealth Group................................   126,004            6,027
                                                                    ------------
                                                                           7,109
                                                                    ------------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2006                                                        (Unaudited)


                                                                        Value
                                                         Shares         (000)
--------------------------------------------------------------------------------
MEDIA (10.5%)
   Discovery Holding, Cl A*..........................   582,367     $      7,757
   Gannett...........................................    90,500            4,717
   Harte-Hanks.......................................   286,450            6,986
   Liberty Global, Ser A*............................   188,731            4,124
   Liberty Global, Ser C*............................   200,939            4,256
   Liberty Media Capital, Ser A*.....................    14,583            1,190
   Liberty Media Interactive, Cl A*..................    72,918            1,201
                                                                    ------------
                                                                          30,231
                                                                    ------------
MISCELLANEOUS (2.9%)
   Omnicom Group.....................................    93,420            8,268
                                                                    ------------
MISCELLANEOUS CONSUMER (11.3%)
   Dorel Industries, Cl B*...........................   199,800            4,484
   Kimberly-Clark....................................    93,600            5,714
   Mattel............................................   362,400            6,538
   Reckitt Benckiser.................................   310,800           12,464
   Unilever ADR......................................   139,380            3,330
                                                                    ------------
                                                                          32,530
                                                                    ------------
PUBLISHING (5.7%)
   3M................................................   108,800            7,659
   Berkshire Hathaway, Cl A*.........................        41            3,756
   Berkshire Hathaway, Cl B*.........................     1,631            4,970
                                                                    ------------
                                                                          16,385
                                                                    ------------
RETAIL (9.7%)
   Autozone*.........................................    65,300            5,738
   CVS...............................................   325,900           10,663
   Dollar General....................................   292,693            3,928
   Lowe's............................................   267,200            7,575
                                                                    ------------
                                                                          27,904
                                                                    ------------
SERVICES (5.0%)
   Ryder System......................................   219,700           11,073
   US Cellular*......................................    53,900            3,242
                                                                    ------------
                                                                          14,315
                                                                    ------------
TECHNOLOGY (5.7%)
   Amdocs Ltd.*......................................   237,500            8,617
   First Data........................................   189,850            7,755
                                                                    ------------
                                                                          16,372
                                                                    ------------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2006                                                        (Unaudited)


                                                    Shares/Face
                                                       Amount          Value
                                                        (000)          (000)
--------------------------------------------------------------------------------
UTILITIES (0.3%)
   Florida Public Utilities..........................    60,499     $        811
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $182,307)....................................                    241,998
                                                                    ------------
WARRANT (0.0%)
   Washington Mutual*(A).............................    70,900                8
                                                                    ------------
TOTAL WARRANT
  (Cost $0)..........................................                          8
                                                                    ------------
CONVERTIBLE BOND (0.1%)
   Thermo Electron, CV to 23.9006 Shares per 1,000
      3.250%, 11/01/07...............................    $  314              312
                                                                    ------------
TOTAL CONVERTIBLE BOND
  (Cost $314)........................................                        312
                                                                    ------------
CORPORATE OBLIGATIONS (9.1%)
   Ameritech Capital Funding
      9.100%, 06/01/16...............................       647              740
   Aramark Services
      7.000%, 05/01/07...............................        10               10
      6.375%, 02/15/08...............................       190              190
   Archstone-Smith Trust
      7.250%, 08/15/09...............................       254              260
      6.875%, 02/15/08...............................       204              203
   Avon Products
      4.200%, 07/15/18...............................     1,000              845
   Bank of America MTN
      6.800%, 02/15/11...............................     1,700            1,770
   Barclays Bank MTN
      5.000%, 12/18/15...............................       500              486
   Bemis
      4.875%, 04/01/12...............................     1,000              958
   Blyth
      7.900%, 10/01/09...............................       100              100
      5.500%, 11/01/13...............................       950              755
   Colgate-Palmolive MTN, Ser D
      7.840%, 05/15/07...............................       235              239
   E.W. Scripps
      6.625%, 10/15/07...............................       560              563
   First Data
      4.950%, 06/15/15...............................     1,000              941

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2006                                                        (Unaudited)

                                                          Face
                                                         Amount         Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
   General Electric Capital MTN
      5.000%, 12/15/12...............................    $  450     $        427
      4.450%, 11/15/14...............................     1,000              909
   General Motors, Ser 91-A2
      8.950%, 07/02/09...............................       139              126
   GTE, MBIA Insured
      6.460%, 04/15/08...............................       600              608
   HRPT Properties Trust
      6.500%, 01/15/13...............................       500              511
   Hudson United Bank
      3.500%, 05/13/08...............................       270              260
   IDEX
      6.875%, 02/15/08...............................     1,185            1,196
   Ingersoll-Rand Ltd.
      6.391%, 11/15/27...............................       595              632
   Leggett & Platt
      4.650%, 11/15/14...............................     1,000              924
   Lubrizol
      5.875%, 12/01/08...............................       245              246
   May Department Stores
      9.750%, 02/15/21...............................       311              365
   Mohawk Industries, Ser D
      7.200%, 04/15/12...............................     1,400            1,452
   Procter & Gamble - ESOP, Ser A
      9.360%, 01/01/21...............................     1,280            1,594
   Ryder System
      4.625%, 04/01/10...............................     1,000              956
   Ryder System MTN
      5.950%, 05/02/11...............................       775              778
   Simon Property Group LP
      6.875%, 11/15/06...............................       400              401
   Southwestern Bell Telephone MTN, Ser C
      6.970%, 08/07/06...............................       500              500
   Thermo Electron
      7.625%, 10/30/08...............................       500              519
   UST
      7.250%, 06/01/09...............................       500              520
      6.625%, 07/15/12...............................     1,000            1,037
   Wal-Mart Stores, Ser 94-B3
      8.800%, 12/30/14...............................       500              598
   Wal-Mart Stores, Ser A-2
      8.850%, 01/02/15...............................     1,000            1,174
   Weingarten Realty Investors MTN, Ser A
      6.107%, 07/15/13...............................       700              712
   Whirlpool
      7.750%, 07/15/16...............................     1,000            1,079

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2006                                                        (Unaudited)


                                                          Face
                                                         Amount        Value
                                                          (000)        (000)
--------------------------------------------------------------------------------
   Wilmington Trust
      6.625%, 05/01/08...............................    $  755     $        769
                                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $27,228).....................................                     26,353
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.6%)
   Federal Farm Credit Bank
      4.850%, 08/23/12...............................       500              483
   Government Trust Certificate, Ser 95-A
      8.010%, 03/01/07...............................        36               36
   Housing and Urban Development, Ser 99-A
      5.750%, 08/01/06...............................       265              265
   NIH Neuroscience Center, Ser B
      6.680%, 02/15/09...............................       374              379
   Private Export Funding, Ser G
      6.670%, 09/15/09...............................       225              235
   Small Business Administration, Ser 96-F
      6.500%, 11/01/06...............................         6                6
   Small Business Administration, Ser 97-L
      6.550%, 12/01/17...............................       159              163
   Small Business Administration, Ser 98-D
      6.150%, 04/01/18...............................       150              153
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $1,723)......................................                      1,720
                                                                    ------------
U.S. TREASURY OBLIGATIONS (0.9%)
   U.S. Treasury Bills (B)
      5.213%, 01/11/07...............................       810              792
      5.002%, 12/07/06...............................     1,499            1,473
      4.860%, 10/19/06...............................       243              240
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,504)......................................                      2,505
                                                                    ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (1.5%)
   Federal Home Loan Mortgage Corporation,
     Ser 2899, Cl HB
      4.000%, 12/15/19...............................     1,000              861
   Federal Home Loan Mortgage Corporation,
     Ser 3087, Cl VB
      5.500%, 08/15/18...............................       368              357
   Federal National Mortgage Association
      5.500%, 01/01/09...............................        32               31
      4.480%, 07/01/13...............................     1,192            1,147
   Federal National Mortgage Association,
    Ser 120, Cl JB
      4.000%, 03/25/19...............................       550              523
   Federal National Mortgage Association,
     Ser 14, Cl AT
      4.000%, 03/25/33...............................       105               98

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2006                                                        (Unaudited)


                                                        Face
                                                       Amount          Value
                                                        (000)          (000)
--------------------------------------------------------------------------------
   Federal National Mortgage Association,
     Ser 15, Cl CB
      5.000%, 03/25/18...............................    $  180     $        172
   Government National Mortgage Association,
     Ser 11, Cl QA
      3.600%, 01/20/29...............................        38               38
   Government National Mortgage Association,
     Ser 58, Cl VA
      5.500%, 10/16/13...............................       124              123
   Government National Mortgage Association,
     Ser 85, Cl TW
      5.500%, 07/20/20...............................       200              189
   Government National Mortgage Association,
     Ser 98, Cl TD
      4.500%, 04/20/30...............................     1,000              944
                                                                    ------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
  (Cost $4,701)......................................                      4,483
                                                                    ------------
RESIDENTIAL MORTGAGE OBLIGATIONS (1.3%)
   Chase Mortgage Finance Corporation, Ser 2005-S1,
     Cl 1A18
      5.500%, 05/25/35...............................     1,124            1,075
   Citicorp Mortgage Securities, Ser 3, Cl A12
      5.250%, 05/25/34...............................       806              746
   Countrywide Home Loans, Ser 32, Cl 2A2
      5.000%, 01/25/18...............................       322              316
   Countrywide Home Loans, Ser J9, Cl 2A6
      5.500%, 01/25/35...............................       467              441
   Credit Suisse First Boston Mortgage Securities
    Corporation, Ser CK1, Cl A3
      6.380%, 12/18/35...............................       500              515
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32...............................        89               86
   Wells Fargo Mortgage Backed Securities Trust,
     Ser 8, Cl A9
      4.500%, 08/25/18...............................       500              467
                                                                    ------------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
  (Cost $3,852)......................................                      3,646
                                                                    ------------
COMMERCIAL MORTGAGE OBLIGATIONS (0.8%)
   Asset Securitization, Ser MD7, Cl A2 (C)
      7.560%, 01/13/30...............................     1,000            1,008
   Bear Stearns Commercial Mortgage Securities,
     Ser Top 2, Cl A1
      6.080%, 02/15/35...............................       188              190
   Credit Suisse First Boston Mortgage Securities
     Corporation, Ser 1, Cl 3A1
      5.250%, 02/25/35...............................     1,000              996
   Morgan Stanley Dean Witter Capital,
     Ser Top 1, Cl A2
      6.320%, 02/15/33...............................       178              178
                                                                    ------------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
  (Cost $2,457)......................................                      2,372
                                                                    ------------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2006                                                        (Unaudited)



                                                        Face
                                                       Amount          Value
                                                        (000)          (000)
--------------------------------------------------------------------------------
EQUIPMENT TRUST OBLIGATIONS (1.2%)
   Burlington Northern and Santa Fe Railway, Ser 99-2
      7.570%, 01/02/21...............................    $  550      $      610
   Continental Airlines, Ser 1, Cl G2
      6.563%, 02/15/12...............................       900             924
   Continental Airlines, Ser 98-3
      6.320%, 11/01/08...............................       100             100
   CSX Transportation, Ser 95-A
      7.730%, 03/15/09...............................       500             527
   Union Pacific
      4.698%, 01/02/24...............................       147             136
   Union Pacific Railroad, Ser 00-1
      8.000%, 01/10/21...............................       914           1,034
                                                                    ------------
TOTAL EQUIPMENT TRUST OBLIGATIONS
  (Cost $3,422)......................................                      3,331
                                                                    ------------
OTHER ASSET-BACKED OBLIGATIONS (0.2%)
   Citibank Credit Card Master Trust I, Ser 2, Cl A
      6.050%, 01/15/10...............................       480              485
                                                                    ------------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
  (Cost $473)........................................                        485
                                                                    ------------
TOTAL INVESTMENTS (99.7%)
  (Cost $228,981)+...................................                   $287,213
                                                                    ============
 PERCENTAGES ARE BASED ON NET ASSETS OF $288,208 (000)

* NON-INCOME PRODUCING SECURITY.
# SECURITY TRADES PRIMARILY OUTSIDE OF NORTH AMERICA.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND HAS NO STRIKE PRICE OR EXPIRATION DATE.
(B) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(C)  VARIABLE  RATE  SECURITY -- RATE SHOWN IS THE RATE IN EFFECT AS OF
JULY 31, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
ESOP -- EMPLOYEE STOCK OWNERSHIP PLAN
LP -- LIMITED PARTNERSHIP
LTD. -- LIMITED
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
MTN -- MEDIUM TERM NOTE
SER -- SERIES

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2006                                                        (Unaudited)


+ AT JULY 31, 2006 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $228,981(000) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $70,416
(000) AND $(12,184) (000) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 FMC-QH-002-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.